Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
Te
Principal
Amount Value
MUNICIPAL BONDS — 89.7%
California — 89.7%
$ 6,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Sub-Series S-4,
5.00%, 04/01/43(a) ......... $ 6,138,104
15,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Sub-Series S-4,
5.25%, 04/01/48(a) ......... 15,369,925
1,550,000 California Educational Facilities
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/23 ........... 1,611,884
500,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/01/31 ........... 594,714
1,000,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/01/23 ........... 1,042,620
1,565,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bond, Series
A-1,
5.00%, 04/01/33 ........... 1,940,734
2,000,000 California Infrastructure & Economic
Development Bank Revenue
Bond,
5.00%, 10/01/35 ........... 2,286,002
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/37 ........... 1,015,904
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/38 ........... 1,012,488
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/39 ........... 1,009,771
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/40 ........... 1,006,985
Principal
Amount Value
California (continued)
$ 250,000 California State University & College
Improvements Current Refunding
Revenue Bonds, Series A,
5.00%, 11/01/23 ........... $ 260,718
1,785,000 California State University & College
Improvements Revenue Bonds,
Series A,
5.00%, 11/01/24 ........... 1,917,996
5,000,000 Carlsbad Unified School District
School Improvements GO, Series
B,
6.00%, 05/01/34 ........... 5,369,421
885,000 Chabot-Las Positas Community
College District Refunding GO,
5.00%, 08/01/25(a) ......... 915,967
1,260,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/26 ........... 1,417,509
1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/27 ........... 1,271,060
2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/28 ........... 2,787,421
4,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/30 ........... 4,831,691
900,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/32 ........... 1,107,788
1,750,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/34 ........... 2,117,960
3,000,000 City & County of San Francisco Public
Improvements GO, Series R1,
5.00%, 06/15/29 ........... 3,574,941
2,500,000 City & County of San Francisco
Refunding Notes COP,
5.00%, 04/01/23 ........... 2,555,358
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds,
5.00%, 05/15/34 ........... 1,183,484

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds,
4.00%, 05/15/35 ........... $ 1,054,690
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/31 ........... 1,158,334
6,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/40 ........... 6,745,938
3,645,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%, 05/15/23 ........... 3,741,881
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%, 05/15/24 ........... 1,586,297
5,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/23 ........... 5,145,540
5,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/24 ........... 5,295,137
3,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/25 ........... 3,273,788
2,550,000 City of Los Angeles Wastewater System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 06/01/25 ........... 2,619,716
1,800,000 City of Los Angeles Wastewater System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 06/01/27 ........... 1,849,060
1,900,000 City of San Francisco Public Utilities
Commission Water Revenue
Advance Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... 2,058,271
1,600,000 Contra Costa County Public Financing
Authority Current Refunding
Revenue Bonds, Series B,
5.00%, 06/01/25 ........... 1,739,530
Principal
Amount Value
California (continued)
$ 2,500,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/24 ........... $ 2,671,496
3,250,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/25 ........... 3,565,455
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/26 ........... 2,251,620
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/27 ........... 1,845,419
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/28 ........... 2,295,601
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/29 ........... 1,199,434
900,000 East Bay Municipal Utility District
Water System Revenue Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 06/01/30 ........... 1,087,982
1,700,000 East Bay Municipal Utility District
Water System Revenue Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 06/01/31 ........... 2,083,947
1,000,000 East Bay Municipal Utility District
Water System Revenue Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 06/01/32 ........... 1,244,221
1,500,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/36 ........... 1,738,965
1,000,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/37 ........... 1,154,486
805,000 Garden Grove Unified School District
School Improvements GO, Series
C,
5.00%, 08/01/30(a) ......... 833,167
1,100,000 Los Angeles Community College
District Refunding GO, Series A,
5.00%, 08/01/29(a) ......... 1,173,436

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,000,000 Los Angeles Community College
District University & College
Improvements GO, Series
2008-F,
5.00%, 08/01/24(a) ......... $ 1,034,991
4,000,000 Los Angeles County Metropolitan
Transportation Authority
Sales Tax Revenue Transit
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/29 ........... 4,769,204
1,125,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/39 ........... 1,294,740
5,000,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/24 ........... 5,316,143
2,065,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/23 ........... 2,095,177
600,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/24 ........... 628,068
1,000,000 Los Angeles Department of Water &
Power Water System Revenue
Current Refunding Revenue
Bonds, Series C,
5.00%, 07/01/35 ........... 1,202,289
2,170,000 Los Angeles Department of Water &
Power Water System Revenue
Current Refunding Revenue
Bonds, Series C,
5.00%, 07/01/36 ........... 2,602,318
1,800,000 Los Rios Community College District
Refunding GO,
5.00%, 08/01/27 ........... 1,800,000
1,100,000 Mount San Jacinto Community
College District University &
College Improvements GO, Series
2014-A,
5.00%, 08/01/28 ........... 1,199,853
2,000,000 Municipal Improvement Corp. of
Los Angeles Refunding Revenue
Bonds, Series A,
5.00%, 11/01/24(a) ......... 2,114,556
Principal
Amount Value
California (continued)
$ 3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 02/01/34 ........... $ 3,188,066
1,145,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5.00%, 05/15/24 ........... 1,212,540
1,310,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.00%, 05/15/24(a) ......... 1,346,564
6,150,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.25%, 05/15/27(a) ......... 6,333,624
1,100,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5.00%, 08/01/24 ........... 1,170,522
870,000 Riverside County Transportation
Commission Pre-refunded
Refunding Revenue Bond, Series
A,
5.25%, 06/01/24(a) ......... 896,965
3,000,000 Sacramento Municipal Utility
District  Refunding Revenue
Bonds, Sub-Series A,
5.00%, 08/15/49(b) ......... 3,069,070
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/27 ........... 1,151,075
1,500,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/28 ........... 1,751,406
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/30 ........... 1,196,139
3,500,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5.00%, 08/15/36 ........... 4,050,501

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 4,000,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... $ 3,669,692
870,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 998,157
1,000,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/35 ........... 1,031,444
1,000,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/46 ........... 1,006,621
2,800,000 San Diego County Water Authority
Refunding Revenue Bonds, Sub-
Series S1,
5.00%, 05/01/28 ........... 3,245,369
650,000 San Diego County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 05/01/32 ........... 795,740
300,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Series A,
5.00%, 08/01/23 ........... 310,406
1,000,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Sub-Series A,
5.00%, 08/01/31(a) ......... 1,000,000
1,460,000 San Francisco Bay Area Rapid Transit
District Sales Tax Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 1,590,331
1,000,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series 2016-D1,
5.00%, 08/01/31 ........... 1,220,313
1,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series B-1,
5.00%, 08/01/24 ........... 1,599,528
Principal
Amount Value
California (continued)
$ 2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%, 05/01/26 ........... $ 2,212,967
2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,307,635
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/29 ........... 3,415,222
1,025,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series E,
5.00%, 05/01/40 ........... 1,118,486
4,225,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series B,
5.00%, 05/01/27 ........... 4,768,439
2,620,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series B,
5.00%, 05/01/28 ........... 3,004,258
830,000 San Jose Evergreen Community
College District Advance
Refunding GO,
5.00%, 09/01/24 ........... 885,623
1,000,000 San Mateo Union High School
District Refunding GO,
5.00%, 09/01/27(a) ......... 1,069,352
1,000,000 San Ramon Valley Unified School
District School Improvements
GO,
5.00%, 08/01/24 ........... 1,064,518
1,540,000 Santa Clarita Community College
District Refunding GO,
5.00%, 08/01/24(a) ......... 1,593,886
4,000,000 State of California Current Refunding
GO,
5.00%, 11/01/28 ........... 4,713,187

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,250,000 State of California Current Refunding
GO,
5.00%, 04/01/42 ........... $ 3,626,128
1,500,000 State of California Current Refunding
GO,
5.00%, 04/01/24 ........... 1,583,930
3,900,000 State of California Current Refunding
GO,
5.00%, 12/01/28 ........... 4,602,186
3,310,000 State of California Current Refunding
GO,
5.00%, 08/01/24 ........... 3,530,975
4,770,000 State of California Current Refunding
GO, Group C,
5.00%, 08/01/27 ........... 5,154,665
2,000,000 State of California Department of
Water Resources Water Utility
Improvements Revenue Bonds,
Series BB,
5.00%, 12/01/32 ........... 2,409,588
1,000,000 State of California Multi Utility
Improvements GO,
5.00%, 10/01/25 ........... 1,101,959
1,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 1,071,492
6,065,000 State of California Refunding GO,
5.00%, 10/01/26 ........... 6,494,572
3,000,000 State of California Water Utility
Improvements GO,
5.00%, 11/01/29 ........... 3,596,933
5,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 5,834,108
4,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/29 ........... 4,750,246
3,500,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/30 ........... 4,223,441
1,955,000 University of California Advance
Refunding Revenue Bonds, Series
AY,
5.00%, 05/15/24 ........... 2,072,458
1,465,000 University of California Advance
Refunding Revenue Bonds, Series
S,
5.00%, 05/15/34 ........... 1,767,174
1,270,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/26(a) ......... 1,304,434
Principal
Amount Value
California (continued)
$ 10,000,000 University of California Refunding
Revenue Bonds, Series AK,
5.00%, 05/15/48(b) ......... $ 10,243,525
2,500,000 University of California University &
College Improvements Revenue
Bonds, Series BE,
5.00%, 05/15/33 ........... 2,943,595
1,645,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.32%, 11/01/25 ........... 1,549,994
2,295,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.54%, 11/01/26 ........... 2,143,077
3,970,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.96%, 11/01/28 ........... 3,649,779
1,000,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/37 ........... 1,165,961
Total Municipal Bonds
(Cost $293,371,359)
288,619,061
CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000 Stanford Health Care, Series 2020,
3.31%, 08/15/30 ........... 1,941,740
Total Corporate Bonds
(Cost $2,000,000)
1,941,740
U.S. GOVERNMENT SECURITIES — 6.2%
U.S. Treasury Bills — 4.0%
13,000,000 1.05%, 09/29/22(c) ............. 12,953,660
U.S. Treasury Notes — 2.2%
7,500,000 1.88%, 02/15/32 ............... 7,016,016
Total U.S. Government Securities
(Cost $19,586,225)
19,969,676

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Shares Value
INVESTMENT COMPANY — 2.6%
8,363,886 SEI Daily Income Trust Government
II Fund - Class A, 1.37%(d) ... $ 8,363,886
Total Investment Company
(Cost $8,363,886)
8,363,886
TOTAL INVESTMENTS — 99.1%
(Cost $323,321,470)
$ 318,894,363
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.9%
2,758,951
NET ASSETS — 100.0%
$ 321,653,314
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.
(c) Zero coupon security. The rate represents the yield at time of purchase.
(d) The rate shown represents the current yield as of July 31, 2022.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 89.7%
Other* ..................................... 10.3
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.